Allowance for Probable Loan Losses (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 63,559,000	$ 62,823,000	$ 71,768,000
Reduced interest income on non-accrual loans	4,013,000	4,088,000	2,549,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	9,988,000	7,197,000	15,033,000
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	40,121,000	34,110,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	2,890,000	2,051,000
Commercial real estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	8,621,000	11,726,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	439,000	62,000
Commercial real estate: farmland and commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	11,903,000	13,775,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	1,711,000	417,000
Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	835,000	295,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	21,000
Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	527,000	1,266,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	3,901,000	3,518,000
Residential: junior lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,523,000	1,576,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	431,000	368,000
Consumer Loan
Loan loss allowances, financing receivable past due
Non-accrual loans, total	29,000	75,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	$ 482,000	$ 781,000